Expense Example	Oct. 24, 2025 USD ($)
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 726
Expense Example, with Redemption, 3 Years	1,079
Expense Example, with Redemption, 5 Years	1,558
Expense Example, with Redemption, 10 Years	2,876
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	308
Expense Example, with Redemption, 3 Years	867
Expense Example, with Redemption, 5 Years	1,550
Expense Example, with Redemption, 10 Years	3,373
LADENBURG INCOME FUND | LADENBURG INCOME FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	541
Expense Example, with Redemption, 5 Years	991
Expense Example, with Redemption, 10 Years	2,239
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	723
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,224
Expense Example, with Redemption, 10 Years	2,105
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	305
Expense Example, with Redemption, 3 Years	665
Expense Example, with Redemption, 5 Years	1,151
Expense Example, with Redemption, 10 Years	2,491
LADENBURG INCOME & GROWTH FUND | LADENBURG INCOME & GROWTH FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	367
Expense Example, with Redemption, 5 Years	639
Expense Example, with Redemption, 10 Years	1,416
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	719
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,154
Expense Example, with Redemption, 10 Years	1,944
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	636
Expense Example, with Redemption, 5 Years	1,097
Expense Example, with Redemption, 10 Years	2,374
LADENBURG GROWTH & INCOME FUND | LADENBURG GROWTH & INCOME FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	714
Expense Example, with Redemption, 3 Years	868
Expense Example, with Redemption, 5 Years	1,141
Expense Example, with Redemption, 10 Years	1,920
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,067
Expense Example, with Redemption, 10 Years	2,312
LADENBURG GROWTH FUND | LADENBURG GROWTH FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	547
Expense Example, with Redemption, 10 Years	1,213
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	713
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	2,008
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	643
Expense Example, with Redemption, 5 Years	1,117
Expense Example, with Redemption, 10 Years	2,426
LADENBURG AGGRESSIVE GROWTH FUND | LADENBURG AGGRESSIVE GROWTH FUND Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	585
Expense Example, with Redemption, 10 Years	$ 1,301